RISK MANAGEMENT POLICIES (Details 1) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Decimal	Dec. 31, 2021 EUR (€) Decimal		Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2019 EUR (€)
IfrsStatementLineItems [Line Items]
A) EQUITY	€ 24,547	€ 68,154	[1]	€ (39,925)	€ (31,333)
C O P [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	5,130.56	4,509.0		4,212.0
C O P [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 18	€ 109		€ 44
A) EQUITY
Income statement	(18)	(109)		(44)
C O P [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	18	109		44
A) EQUITY
Income statement	€ (18)	€ (109)		€ (44)
M X N [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	20.65	23.0		24.5
M X N [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 938	€ 496		€ 212
A) EQUITY
Income statement	(938)	(496)		(212)
M X N [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	938	496		212
A) EQUITY
Income statement	€ (938)	€ (496)		€ (212)
Excess of fair value
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	0.88	0.8
Excess of fair value | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 1
A) EQUITY
Income statement	(1)
Excess of fair value | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	1
A) EQUITY
Income statement	€ (1)
U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	1.07	1.1
U S D [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 4,224	€ 8,592
A) EQUITY
Income statement	(4,224)	(8,592)
U S D [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	4,224	8,592
A) EQUITY
Income statement	€ (4,224)	€ (8,592)
A R S [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	188.96	116.0
A R S [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 273	€ 173
A) EQUITY
Income statement	(273)	(173)
A R S [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	273	173
A) EQUITY
Income statement	€ (273)	€ (173)
I L S [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	3.75	4.0		3.9
I L S [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 51	€ 55		€ 6
A) EQUITY
Income statement	(51)	(55)		(6)
I L S [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	51	55		6
A) EQUITY
Income statement	€ (51)	€ (55)		€ (6)

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, the Group capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves